CONVERTIBLE NOTES (Schedule of Convertible Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Opening balance	$ 2,895
Amortization of debts issuance costs	14	$ 16
Ending balance		2,895
Convertible Notes [Member]
Debt Instrument [Line Items]
Opening balance	2,895	1,552
Receipt of Convertible Notes		184
BCF in respect of Convertible Notes		(177)
Amortization of BCF	1,031	1,034
Amortization of debts issuance costs	15	16
Imputed interest	14	286
Conversion of Convertible Notes into Common Stock	(3,955)
Ending balance		$ 2,895